Share capital - Schedule of Share Capital (Details) - Share capital [Member] - Ordinary shares ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share capital - Schedule of Share Capital (Details) [Line Items]
Authorised, shares			1,500,000,000						1,500,000,000
Authorised, Nominal value			¥ 10,599						$ 1,500
Issued and paid at beginning, Number of shares	144,627,634	144,627,634	94,179,740	94,179,740	70,838,671	70,838,671
Balance at the beginning	¥ 978	$ 145	¥ 626	$ 95	¥ 469	$ 72
Issuance of shares					21,413,276	21,413,276
Issuance of shares, Nominal value					¥ 144	$ 21
Issuance of shares under Performance Incentive Plan					1,927,793	1,927,793
Issuance of shares under Performance Incentive Plan, Nominal value					¥ 13	$ 2
Issued and paid at ending, Number of shares	147,326,504	147,326,504	144,627,634	144,627,634	94,179,740	94,179,740
Balance at the end	¥ 998	$ 148	¥ 978	$ 145	¥ 626	$ 95
Issued and paid at ending, Number of shares							147,326,504	147,326,504
Balance at the end							¥ 1,035	$ 148
MY Universe (HK) Limited [Member]
Share capital - Schedule of Share Capital (Details) [Line Items]
Issuance of shares			36,402,570	36,402,570
Issuance of shares, Nominal value			¥ 250	$ 36
Peak Asia Investment Holdings V Limited [Member]
Share capital - Schedule of Share Capital (Details) [Line Items]
Issuance of shares			12,088,808	12,088,808
Issuance of shares, Nominal value			¥ 88	$ 12
Seefar Global Holdings Limited [Member]
Share capital - Schedule of Share Capital (Details) [Line Items]
Issuance of shares	2,698,870	2,698,870	1,956,516	1,956,516
Issuance of shares, Nominal value	¥ 20	$ 3	¥ 14	$ 2